ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

        China Lodging Group, Limited (the "Company") was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries (the "Group") are to develop leased and owned, manachised and franchised hotels under the "Joya Hotel", "Manxin Hotel", "JI Hotel", "Starway Hotel", "HanTing Hotel", "Elan Hotel", "Hi Inn", "VUE Hotel", "Crystal Orange Hotel", "Orange Hotel Select", and "Orange Hotel" brands in the People's Republic of China ("PRC"). The Group also has the rights as master franchisee for Mercure, Ibis and Ibis Styles, and co-development rights for Grand Mercure and Novotel, in Pan-China region.

Leased and owned hotels

        The Group leases hotel properties from property owners or purchases properties directly and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the Group brands at the beginning of the lease or the construction, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease or the land and building certificate.

        Under the lease arrangements, the Group typically receives rental holidays of two to six months and pays rent on a quarterly or biannual basis. Rent is typically subject to the fixed escalations of three to five percent every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.

        As of December 31, 2016 and June 30, 2017, the Group had 624 and 686 leased and owned hotels in operation, respectively.

Manachised and franchised hotels

        Typically the Group enters into certain franchise and management arrangements with franchisees for which the Group is responsible for providing branding, quality assurance, training, reservation, hiring and appointing of the hotel general manager and various other support services relating to the hotel renovation and operation. Those hotels are classified as manachised hotels. Under typical franchise and management agreements, the franchisee is required to pay an initial franchise fee and ongoing franchise and management service fees, the majority of which are equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development, renovation and the costs of its operations. The term of the franchise and management agreements are typically eight to ten years and are renewable upon mutual agreement between the Group and the franchisee. The Group also has some franchised hotels in which cases the Group does not provide a hotel general manager. As of December 31, 2016 and June 30, 2017, the Group had 2,471 and 2,654 manachised hotels in operation and 174 and 201 franchised hotels in operation, respectively.